CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (136,867)		$ (129,294)		$ (152,203)
Other comprehensive income (loss):
Unrealized gains (losses) arising during the period	(11,386)		953		0
Gains (losses) reclassified into earnings, net of tax	7,582	[1]	(359)	[1]	0
Net current-period other comprehensive income (loss)	(3,804)		594		0
Comprehensive loss	$ (140,671)		$ (128,700)		$ (152,203)

[1]	Classified in operating expenses in the Consolidated Statement of Operations.